Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Registrant CIK	dei_EntityCentralIndexKey	0000356682
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Calvert Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Calvert Bond Fund’s primary benchmark is now the Bloomberg US Universal Index.
Calvert Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Calvert Equity Fund’s primary benchmark is now the S&P 500® Index.
Calvert Focused Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Calvert Focused Value Fund’s primary benchmark is now the Russell 3000® Index.